Other Current Assets and Other Noncurrent Assets (Details) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	$ 8,113,244	$ 12,070,634
Less: current	(2,941,598)	(6,631,130)
Noncurrent	5,171,646	5,439,504
Prepayment for equipment [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	650,727	457,201
Refundable and overpaid tax [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	1,351,646	3,291,235
Long-term prepaid rents [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	1,364,111	1,412,026
Prepayments for purchases [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	230,793	2,053,554
Long-term receivables [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	930,001	1,790,400
Refundable deposits [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	716,097	515,148
Others [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	$ 2,869,869	$ 2,551,070